SUBSEQUENT EVENTS (Details)			3 Months Ended		12 Months Ended
	Oct. 14, 2025 USD ($) item $ / item	Oct. 01, 2025 CAD ($) $ / shares shares	Dec. 30, 2025 CAD ($) shares	Dec. 30, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) shares
SUBSEQUENT EVENTS
Proceeds from private placement | $					$ 30,000,000
Shares issued for acquisitions (in shares)					1,283,849
LIFE Offering
SUBSEQUENT EVENTS
Number of units issued		4,380,000
Unit price | $ / shares		$ 6.85
Proceeds from private placement | $		$ 30,003,000
Number of shares per unit		1
Number of warrants per unit		1
Exercise price of warrants | $ / shares		$ 8.9
Term of warrants		36 months
Percentage of cash commission		6.00%
Percentage of broker warrants		6.00%
Number of common shares issued			4,380,000	4,380,000
Purchase of SOL tokens | SOL tokens
SUBSEQUENT EVENTS
Number of tokens purchased | item	88,433
Average price per token | $ / item	193.93
Purchases made with cryptocurrencies | $	$ 17,100,000
Number of locked tokens purchased | item	79,000
Lock-up period of locked tokens	12 months
Purchases of assets | Cogent Asset acquisition
SUBSEQUENT EVENTS
Shares issued for acquisitions (in shares)			387,333	387,333
Conversion of debt
SUBSEQUENT EVENTS
Conversions of notes into common shares (in shares)			290,094	290,094
Principal amount of convertible debentures			$ 1,259,710	$ 900,000